Summary of Significant Accounting Policies Changes in accounting policies	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Significant Accounting Policies Changes in accounting policies
2. Summary of Significant Accounting Policies Changes in accounting policies
IFRS 3 Business Combinations
The amendments to IFRS 3, issued in October 2018 and effective from 1 January 2020, introduce clarification to the definition of a business. The amendments clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs, and they narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs. The amendments also establish an optional test to identify a concentration of fair value that, if applied and met, would lead to the conclusion that an acquired set of activities and assets is not a business. IDEX has implemented the amendments effective from 1 January 2020. The amendments are applied for relevant transactions that occur on or after the implementation date but have no effect on the financial statements prior to the implementation. Other changes in standards did not have any material impact on the financial statements.
Standards and interpretations issued but not yet effective:
IDEX does not expect that any newly issued, but not yet effective standards, amendments and interpretations will have a significant impact on the consolidated financial statements or notes for IDEX’s current activity and assets but may affect the accounting for future transactions or arrangements. IDEX will implement the new standards and interpretations as they become effective.
Significant accounting judgments and estimates
The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses, and disclosures. The judgments, estimates and related assumptions have been based on management’s best understanding of the situation, knowledge of past and recent events, experience and other factors which are considered reasonable under the circumstances. Actual results may deviate from such assumptions. Estimates and underlying assumptions are evaluated continuously.
Significant accounting judgments for IDEX
Intangible assets
: Research costs are expensed as incurred. IDEX’s patents and other intellectual property rights created by IDEX are capitalized and held in the consolidated statements of financial position only when they satisfy the criteria for capitalization. No development costs have been capitalized in 2020 or 2019, thus all development costs and internal costs related to the creation of intellectual property have been expensed as incurred. Acquired intangible assets are capitalized at the price allocated to the various assets based on estimated fair value. Intangible assets are amortized over their useful lives. An assessment of impairment losses on non-current
assets is made when there is an indication of a decrease in value. Goodwill is tested at minimum annually. If an asset’s carrying amount is higher than the asset’s recoverable amount, an impairment loss will be recognized in the consolidated statements of profit and loss. The recoverable amount is the higher of the fair value less costs to sell and the discounted cash flow from continued use. The fair value less costs to sell is the net amount that can be obtained from a sale to an independent third party. The recoverable amount is determined separately for each asset. Impairment losses recognized in the consolidated statements of profit and loss for previous periods are reversed when such is evidenced. Reversal is limited to the lower of the updated recoverable amount and the carrying amount that would have been recognized had no impairment losses been recognized for the asset in prior years. Impairment charges on goodwill are not reversed.
Inventory
: Raw materials, which are part of the trade or manufacturing flow in the sense that the item is embedded in or otherwise becomes a part of the physical delivery to the customer (work in process and finished goods) are inventoried. Materials and components for research or development are expensed at the time of purchase and not included as inventory. Inventory is held at the lower of cost and net realizable value, less impairment, if any. The determination of net realizable value is subject to judgment, as reselling components may not be easily achieved, and the Company’s finished goods are part of a new market with varying margins.
Significant accounting estimates for IDEX
Share based compensation
: IDEX estimates the fair value of incentive subscription rights (SRs) at the grant date by using the Black-Scholes option pricing model. The valuation is based on share price and exercise price, share price volatility, interest rates and duration of the SRs, and assumptions of staff attrition and the likelihood of early exercise. The share-based compensation is expensed as earned over the vesting period. The accrued cost of the employer’s social security tax on the earned intrinsic value of the SRs is calculated at each consolidated statement of financial position date
Impairment evaluation of goodwill:
Goodwill amounts to the fair value of the consideration for the assets less the capitalized value of the identifiable assets and any impairment charges, if any. Impairment testing of goodwill is based on the estimated fair value or the value in use of the business. The Company considers the relationship between its market capitalization (recoverable amount) and its carrying amount, among other factors, when reviewing for indicators of impairment. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the forecast for the next five years. The recoverable amount is sensitive to the discount rate used for the discounted cash flow model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes.
Financial risk, market risk and capital management
The business risk may be summarized in five points: (i) IDEX has to date earned insufficient revenues compared to costs. IDEX has reported accumulating losses and expects future losses in the short term. (ii) IDEX’s business plan assumes revenue from products which IDEX has traded commercially in large volumes but not in mass production volumes. (iii) Revenue from IDEX’s products depends, among other things, on market factors, which are not controlled by IDEX. (iv) Competitive products may outperform IDEX’s product offering. (v) Some of IDEX’s intended markets remain immature and all are undergoing rapid technological changes.
IDEX’s trade receivables and other receivables have moderate to low credit risk.
IDEX does not actively manage liquid funds, which means that funds are placed in floating-interest rate bank accounts. Investments in property, plant and equipment are only made when mandatory for the needs of the core business. IDEX has been funded by equity since 2010. IDEX will prepare and implement comprehensive capital management and funding policies as and when needed.
Market risk arises from the Company’s exposure to fluctuation in interest rates and currency exchange rates. These risks are managed by maintaining an appropriate mix of cash deposits in the currencies IDEX operates in, placed with a variety of financial institutions for varying periods according to expected liquidity requirements.
Interest Rate Risk
As of December 31, 2020, IDEX had cash and cash equivalents of $7.3 million. The Company’s exposure to interest rate sensitivity is impacted primarily by changes in the underlying bank interest rates in Norway. IDEX’s cash and cash equivalents are invested in interest-bearing savings accounts. The Company has not entered into investments for trading or speculative purposes. Due to the conservative nature of IDEX’s investment portfolio, which is predicated on capital preservation of investments with short-term maturities, an immediate one percentage point change in interest rates would not have a material effect on the fair market value of its portfolio, and therefore the Company does not expect its operating results or cash flows to be significantly affected by changes in market interest rates.
Currency Risk
IDEX’s transactions are commonly denominated in U.S. dollars. However, the Company incurs a portion of its expenses in other currencies, primarily British pounds, Norwegian krone, Euros and Chinese yuan and is exposed to the effects of these exchange rates. IDEX seeks to minimize this exposure by maintaining currency cash balances at levels appropriate to meet foreseeable short to mid-term
expenses in these other currencies, with cash being kept in Norwegian krone. The Company does not use forward exchange contracts to manage exchange rate exposure. A 10% increase in the value of the Norwegian krone relative to the U.S. dollar or other currencies would not have had a material effect on the carrying value of IDEX’s net financial assets and liabilities in foreign currencies at December 31, 2020.
Credit and Liquidity Risk
IDEX has a relatively short commercial history and limited revenue in the periods presented. The Company does not believe it had significant credit risk relating to its trade receivables as of December 31, 2019 and 2020.
IDEX’s cash and bank deposits are on deposit with financial institutions with a credit rating equivalent to, or above, the main Norwegian clearing banks. IDEX invests its liquid resources based on the expected timing of expenditures to be made in the ordinary course of our activities. The Company has no debt to financial institutions and maintains adequate bank balances to meet liabilities as they fall due through for at least twelve months from the date of this report.
COVID-19
The future progression of the pandemic and its effects on the Company’s business and operations are uncertain. The Company continues to monitor the potential impact of
COVID-19
on its business and consolidated financial statements. Effective March 2020, all travel and face-to-face
meetings ceased and most staff were asked to work from home. Staff that needed to work at an IDEX facility did so in compliance with local government guidelines. There have not been any significant delays in development projects. However, the pandemic has caused certain customer delays in the short-term, including contact-related activities such as biometric card pilots. In addition, the company took actions during the pandemic to reduce costs and the cash burn rate, including temporary payroll reductions which have now been restored.

Significant accounting policies
Consolidation
The Company’s consolidated financial statements comprise IDEX Biometrics ASA and companies in which IDEX Biometrics ASA has a controlling interest. Controlling interest means that IDEX is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Intercompany transactions, balances, revenues and expenses and unrealized internal profit or losses are eliminated upon consolidation.

Revenue
Revenue from contracts with customers is recognized upon satisfaction of the performance obligations for the transfer of goods and services. The revenue amounts that are recognized reflect the consideration to which IDEX is entitled to. Service revenue from services is recognized over time pursuant to the terms and conditions in the agreements. Payment for delivery of products and services is generally due within
30-45
days from delivery or occasionally due in advance. The Company does not have any significant financing components or obligations for warranties, returns, or refunds.
When a contract contains multiple, distinct performance obligations, the transaction price is allocated to each performance obligation based on relative stand-alone selling prices. The Company has historically had directly observable stand-alone selling prices in such contracts. In contracts covering both services and sale of products, the Company has evaluated the development service and the sale of products as distinct performance obligations.
Sale of products
: The Company sells completed biometric fingerprint sensors or modules to its customers. Each sensor or module contains embedded software. The hardware and the embedded software are interdependent – that is, each needs the other to provide the intended function to the customer. Revenue is recognized at the point in time in which the customer obtains control of the products, which normally is when title passes at point of delivery, based on the contractual terms of the agreements.
Development and other engineering services
: The Company provides development and engineering services to its customers. Revenue from services is recognized over time, where progress and recognition of services performed is measured based on completion of multiple results-based substantive contractual milestones and acceptance clauses being met. The variable consideration related to these milestones and acceptance clauses meets the criteria to be constrained from the transaction price until the related uncertainty is resolved, when it is probable that a significant reversal of revenue will not occur.

Trade receivables
A receivable is recognized for the unconditional consideration that is due from the customer (i.e., only the passage of time is required before payment of the consideration is due). The Company uses the simplified approach measuring expected credit losses.
Purchases, net of inventory variation
Purchases, net of inventory variation, primarily consist of the cost of raw materials, contract manufacturing, and transportation, net of inventory variation.
Foreign currencies
The Company’s consolidated financial statements are presented in U.S. dollars. IDEX elected to change its presentation currency from Norwegian krone (NOK) to U.S. dollars with effect from January 1, 2020. This change was made as the Company expanded its global investor base and became listed on the U.S. OTC market, and began preparations for a listing on the Nasdaq Capital Market. Figures have been re-presented
from January 1, 2018 to reflect the change in presentation currency. The change in presentation currency does not impact the valuation of assets, liabilities, equity or any ratios between these measures.
The functional currency for the foreign subsidiaries is their local currency. Assets and liabilities in foreign operations, including goodwill and fair value adjustments, are translated into U.S. dollars, being the Company’s presentation currency, using the exchange rates on the consolidated statement of financial position date. Equity transactions in the parent company, whose functional currency was NOK through December 31, 2020, has been converted to the presentation currency using the historical exchange rates for each transaction date. Income and expenses are translated into U.S. dollars using the average exchange rates for the period presented, with certain significant transactions translated using the rate on the transaction date.
Foreign exchange differences arising on translation from functional currency to presentation currency are recognized separately in other comprehensive income (OCI). Translation differences previously recognized in comprehensive income are reversed and recognized in the net result of the year if and when the foreign operations are disposed of.

Research and development (R&D) expenses
Research costs are expensed as incurred. Development expenses that do not meet the criteria of capitalization are expensed as incurred. Development expenses are capitalized when it is probable that IDEX will realize future economic benefits from the asset, IDEX has committed itself to complete the asset, the technically feasibility of completing the asset has been demonstrated, and that the cost can be measured reliably. The assets are amortized over their expected useful life once the asset is available for use. Maintenance and training costs are expensed as incurred. Research and development expenses consist primarily of consumed materials costs and certain outsourced development costs. Payroll costs related to research and development employees are classified as payroll expenses as opposed to research and development expenses on the consolidated statements of profit and loss.
Property, plant and equipment
Property, plant and equipment is held at cost less accumulated depreciation and impairment charges. When assets are sold or retired the assets are derecognized. Any gain or loss on the sale or retirement is recognized in the consolidated statements of profit and loss.
The capitalized amount of property, plant and equipment is the purchase price including freight, installation, duties, taxes and direct acquisition costs related to making the asset ready for use. Costs related to training and commissioning are expensed as incurred. Subsequent costs, such as repair and maintenance expenses, are recognized in the consolidated statements of profit and loss as incurred. Subsequent enhancements giving future economic benefits are recognized in the consolidated statements of financial position as additions to property, plant and equipment.
The assets are depreciated using the straight-line method over each asset’s useful life. The depreciation period and method are assessed each year to ensure that the method and period used is consistent with the status of the non-current
asset. The same applies to the residual value.
Intangible assets and goodwill
Acquired identifiable intangible assets are held at cost less accumulated amortization and impairment charges. Goodwill recognized is the difference between the consideration paid and net value of identifiable assets acquired and held, less impairment charges.
Impairment of intangible assets, fixed assets and other
non-current
assets
An assessment of impairment losses on
non-current
assets is made when there is an indication of a decrease in value. Goodwill is tested at minimum annually. If an asset’s carrying amount is higher than the asset’s recoverable amount, an impairment loss will be recognized in the consolidated statements of profit and loss. The recoverable amount is the higher of the fair value less costs to sell and the discounted cash flow from continued use. The fair value less costs to sell is the net amount that can be obtained from a sale to an independent third party. The recoverable amount is determined separately for each asset. IDEX has one operating segment, fingerprint imaging and recognition technology.

Impairment losses recognized in the consolidated statements of profit and loss for previous periods are reversed when such is evidenced. Reversal is limited to the lower of the updated recoverable amount and the carrying amount that would have been recognized had no impairment losses been recognized for the asset in prior years. Impairment charges on goodwill are not reversed.
Inventory
Inventory, consisting of raw materials, work in progress and finished goods, is held at the lower of average full acquisition cost and net realizable value.
Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less.
Accounts payable
Payables are carried at amortized cost. The interest element is disregarded if it is insignificant.
Finance cost
Finance cost consist of interest expenses and net currency losses.
Finance income
Finance income consist of interest income.
Provisions
Provisions are recognized when and only when the Company has a present obligation (legal or constructive) as a result of events that have taken place and it is more probable than not that a financial settlement will take place as a result of the event(s), and that the amount can be measured reliably. Provisions are reviewed on each consolidated statement of financial position date and the amount adjusted to the best estimate of the liability. When the effect of time is significant, the provision is measured at the present value of future payments. Any increase in the provision due to time is recorded as interest expense.
Income taxes
The income tax expense consists of the tax payable and changes in deferred tax. Deferred tax has been calculated at the applicable tax rate on the temporary differences between the recorded and tax values, as well as on any tax loss carryforward at the consolidated statement of financial position date. Any temporary differences increasing or decreasing tax that will or may reverse in the same period, have been netted.
A deferred tax asset will be recognized when it is probable that the Company will have a sufficient profit for tax purposes to apply the tax loss carryforward. At each consolidated statement of financial position date, IDEX reviews its deferred tax assets and the amount to be recognized or not. The Company recognizes an unrecognized deferred tax asset to the extent that is has become probable that the Company can utilize the deferred tax asset. Similarly, the Company will reduce its deferred tax asset to the extent that it can no longer utilize it. Deferred tax and deferred tax assets are calculated at the expected future tax rates. The effect of time is not taken into account.
Other taxes
Any other taxes such as turnover taxes, and other taxes that are unrelated to taxable income or profit, are reported on the other operating expense line of the consolidated statements of profit and loss, and not on the income tax line.
Contingent liabilities and assets
Contingent liabilities are possible liabilities resulting from past events whose existence depends on future events, liabilities that are not recognized because it is not probable that they will lead to an outflow of resources, and liabilities that cannot be measured with sufficient reliability. Contingent liabilities are not recognized in the consolidated financial statements but will be disclosed in the notes as appropriate.
Contingent assets are not recognized in the consolidated financial statements but are disclosed in the notes if it is probable that a benefit will accrue to IDEX.
Share-based compensation
Subscription rights granted to employees and others are recognized as equity-settled share-based compensation, with the employer’s tax cost recognized as a cash-settled element. The cost of equity-settled compensation is the fair value at grant, which is charged to the consolidated statements of profit and loss as earned over the vesting period(s). The fair value is determined using the Black-Scholes option pricing model. The accrued employer’s tax liability is calculated on the earned intrinsic value of the subscription rights. The liability is remeasured at each consolidated statement of financial position date.
Leasing agreements, rentals
Where the Company is the lessee, management is required to make judgments about whether an arrangement contains a lease, the lease term and the appropriate discount rate to calculate the present value of lease payments. If the rate implicit in the lease cannot be readily determined, management uses the incremental borrowing rate, which represents the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.
Extension options (or periods after termination options) are only included in the lease term if it is reasonably certain that the lease will be extended (or not terminated) and, as such, included within lease liabilities.
The lease term is reassessed if an option is actually exercised (or not exercised) or the Company becomes obliged to exercise (or not exercise) it. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances occurs, which affects this assessment, and is within the lessee’s control, for example, when significant investment in the facility
 is made which has a useful life beyond the current lease term.
In the consolidated statements of cash flows, the cash payments for the principal are classified within cash flows from financing activities. The interest portion of the lease liability is classified within cash flows from operating activities.
Loss per share
Loss per share is calculated by dividing the loss for the period by the weighted average number of ordinary shares outstanding over the course of the period. Loss per share fully diluted is calculated based on the result for the year divided by the average number of shares fully diluted. Dilutive shares are not assumed to have been issued if their effect is anti-dilutive.
Cash flow
The consolidated statements of cash flow have been prepared by the indirect method with cash flows classified in operating, investing and financing activities.
Government grants
Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, the grant is recognized as a reduction in expense.

Segment reporting
IDEX manages its operations as a single segment for the purposes of assessing performance and making operating decisions. IDEX operates as one operating segment, fingerprint imaging and recognition technology. IDEX has determined that its chief operating decision maker is its Chief Executive Officer. The Company’s chief operating decision maker reviews the Company’s financial information on an aggregated basis for the purposes of allocating resources and assessing financial performance. The Company’s revenue has historically come from a limited number of customers. During 2020, the top two customers accounted for approximately 81% and 4% of the Company’s revenue, respectively, in 2019, the top two customers accounted for 69% and 10% of revenue, respectively. In 2018, the top three customers accounted for 39%, 36% and 13% of revenue, respectively.

Revenue from contracts with customers by geographical area
IDEX has business operations in four countries. All sales revenues are recorded at IDEX Biometrics ASA, the Norwegian parent company. Sales by geographic region in Note 3 – Revenues from contracts with customers, are based on the country of the entity being billed for products and/or services.
Non-current
operating assets by country

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Non-current operating assets:
Norway	$4,014	$4,256	$4,072
United States	1,313	1,648	1,451
United Kingdom	723	1,025	180
China	118	5	7

Total:	$6,168	$6,934	$5,701

Non-current
operating assets for this purpose consist of property, plant and equipment, right-of-use
assets, goodwill and other intangible assets.